UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 11, 2022

Securitizer name: SolarCity LMC Series III, LLC

Commission File Number of securitizer: 025-03755

Central Index Key Number of securitizer: 0001730457

Emmanuelle E. Stewart, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

SolarCity LMC Series III, LLC has no liquidated damages payment activity or repurchase demand activity to report for the annual period ended December 31, 2021, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

On October 18, 2021, SolarCity LMC Series III, LLC voluntarily prepaid in whole all of its Solar Asset Backed Notes, Series 2014-2, and there is no asset-back security outstanding that was issued by SolarCity LMC Series III, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARCITY LMC SERIES III, LLC

By:	/s/ Yaron Klein
	Name:	Yaron Klein
	Title:	Treasurer

Date: February 11, 2022